Summary of Significant Accounting Policies and Critical Accounting Estimates (Narrative) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) reporting_unit segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2012 USD ($)
Significant Accounting Policies [Line Items]
Foreign currency transaction net gain (loss), realized	$ (500,000)	$ 1,900,000	$ 5,600,000
Number of operating segments | segment	1
Number of reporting units | reporting_unit	1
Consigned inventory (amount less than)	$ 3,000,000
Standard product warranty term	1 year
Shipping and handling costs	$ 26,200,000	26,800,000	23,300,000
Advertising costs	$ 7,200,000	7,000,000	7,600,000
Cash equivalents term (less than)	90 days
Allowance for doubtful accounts receivable, charge-offs	$ 2,000,000	2,300,000	1,500,000
Provisions for doubtful accounts	2,100,000	1,400,000	6,900,000
Intangible asset impairments	205,000	8,711,000
Impairment of a cost method investment		6,000,000
Asset impairment charges		19,600,000	16,200,000
Other Income (Expense)
Significant Accounting Policies [Line Items]
Impairment of a cost method investment	2,200,000	4,800,000	3,400,000
General, administrative, restructuring, integration, and other
Significant Accounting Policies [Line Items]
Asset impairment charges		19,600,000
Research and Development Expense
Significant Accounting Policies [Line Items]
Impairment of a cost method investment		1,200,000
Intangible Asset Abandonment Charges
Significant Accounting Policies [Line Items]
Intangible asset impairments		8,700,000	19,700,000
Fixed Asset Abandonment Charges
Significant Accounting Policies [Line Items]
Asset impairment charges	$ 3,100,000
Fixed Asset Abandonment Charges | Cost of sales
Significant Accounting Policies [Line Items]
Asset impairment charges		15,500,000
Fixed Asset Abandonment Charges | Sales and marketing
Significant Accounting Policies [Line Items]
Asset impairment charges		2,400,000
Fixed Asset Abandonment Charges | General, administrative, restructuring, integration, and other
Significant Accounting Policies [Line Items]
Asset impairment charges		$ 1,700,000	$ 16,200,000
Senior unsecured notes
Significant Accounting Policies [Line Items]
Face amount of debt instrument				$ 400,000,000
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Estimated useful lives of underlying patents	1 year
Minimum | Instrumentation
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Estimated useful lives of underlying patents	20 years
Maximum | Instrumentation
Significant Accounting Policies [Line Items]
Estimated useful life of assets	5 years
Net Sales | Consumable Products | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	79.00%
Net Sales | Consumable Products | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	83.00%
Net Sales | Related Products | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	4.00%
Net Sales | Related Products | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	8.00%
Net Sales | Instrumentation | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	12.00%
Net Sales | Instrumentation | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	13.00%